North Capital Funds Trust
North Capital Emerging Technology Fund
North Capital Treasury Money Market Fund

Incorporated herein by reference is the definitive version of the prospectus and statement of additional information for North Capital Funds Trust and its series, North Capital Emerging Technology Fund and North Capital Treasury Money Market Fund, filed on June 28, 2019, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (SEC Accession No. 0000894189-19-003912)